Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Feb. 12, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,598,506	$ 2,968,065
Prepaid expenses	446,855	676,800
Total current assets	2,045,361	3,644,865
Investments held in Trust Account	345,027,247	345,000,000
Deferred offering costs			15,000
Total Assets	347,072,608	348,644,865	15,000
Current liabilities:
Accounts payable	721,484	687,500
Accrued expenses	3,225,538	545,021	400
Franchise tax payable	148,395	23,464
Note payable - related party		90,035
Total current liabilities	4,095,417	1,346,020	400
Derivative warrant liabilities	36,931,330	23,027,500
Deferred underwriting commissions	12,075,000	12,075,000
Total liabilities	53,101,747	36,448,520	400
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 34,500,000 shares at $10.00 per share	345,000,000	345,000,000
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		0
Class A common stock, $0.0001 par value; 500,000,000 shares authorized		0
Class B common stock, $0.0001 par value; 50,000,000 shares authorized; 8,625,000 shares issued and outstanding as of September 30, 2021 and December 31, 2020	863	863	863	[1],[2]
Additional paid-in capital		0	24,137
Retained earnings (accumulated deficit)	(51,030,002)	(32,804,518)	(10,400)
Total stockholders' equity (deficit)	(51,029,139)	(32,803,655)	14,600
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	$ 347,072,608	$ 348,644,865	$ 15,000

[1]	On February 9, 2021, the Company effected a share capitalization of 1,437,500 shares of Class B common stock, resulting in an aggregate of 8,625,000 shares Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization. (see Note 4, 6 and 7)
[2]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (see Note 4)